Unrecognized Tax Benefits, Excluding Interest and Penalties (Detail) (USD $) In Millions, unless otherwise specified			12 Months Ended
	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]
Income Tax Contingency [Line Items]
Beginning balance	$ 2	$ 2	$ 3	$ 2
Increases for tax position in current years.			1
Lapse of statute of limitations			(2)
Ending balance	$ 2	$ 2	$ 2	$ 2